PURCHASE OF NONCONTROLLING INTEREST (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2022 USD ($) MW	Sep. 30, 2021 MW	Jun. 30, 2023 USD ($)
Viking Data Centers LLC
PURCHASE OF NON-CONTROLLING INTEREST
Book basis of the noncontrolling interest in Asgard | $			$ 16,689
Ohio Mining Site
PURCHASE OF NON-CONTROLLING INTEREST
Percentage of equity interest ownership in Ohio Mining Site		55.00%
Maximum planned power capacity in Megawatts		150
Number of consideration Megawatts in Site Facilities	67.5
Percentage Of Total Planned Power Capacity	45.00%
Viking Data Centers LLC
PURCHASE OF NON-CONTROLLING INTEREST
Percentage of equity interest		51.00%
Number of access to Mega Watt of planned electrical power	82.5
Number of exclusive access to remaining Megawatts	67.5
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $	$ 17,785